Redeemable Convertible Preferred Stock	3 Months Ended
Apr. 30, 2013
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

(8) Redeemable Convertible Preferred Stock

        In May 2011, in anticipation of our Series E preferred stock financing, our Board of Directors and stockholders amended and restated our certificate of incorporation to increase the authorized shares of our common and preferred stock to 20,000,000 and 14,671,269 shares, respectively.

        We closed the Series E preferred stock financing in May 2011, issuing 1,553,393 shares of Series E preferred stock at a price of $12.88 per share for gross proceeds of $20.0 million. We incurred approximately $0.1 million in offering costs.

        In August 2011, we repurchased and retired 151,122 shares of preferred stock at $12.23 per share for a total repurchase price of $1.8 million. We repurchased 8,670, 5,328, 116,050, and 21,074 shares of Series A-1, Series B, Series C, and Series D preferred stock, respectively. The consideration in excess of the fair value was considered compensation expense and amounted to $0.5 million. The fair value aggregated to $1.4 million and the amount in excess of the carrying value of $0.6 million totaled $0.8 million and was considered a deemed preferred stock dividend and reduced additional paid-in capital.

        The following tables present our activity for redeemable convertible preferred stock for the fiscal years ended January 31, 2011 and 2012 (in thousands except shares):

	Redeemable Convertible Preferred Stock
	Series A-1		Series B		Series C
	Shares	Amount	Shares	Amount	Shares	Amount
Balance, February 1, 2010	3,377,222	$8,387	2,841,914	$7,954	4,466,528	$16,787
Preferred stock cost accretion	—	25	—	14	—	19

Balance, January 31, 2011	3,377,222	8,412	2,841,914	7,968	4,466,528	16,806
Repurchase and cancellation of preferred stock	(8,670)	(21)	(5,328)	(15)	(116,050)	(439)
Issuance of Series E preferred stock, net of offering costs	—	—	—	—	—	—
Preferred stock cost accretion	—	4	—	4	—	6

Balance, January 31, 2012	3,368,552	$8,395	2,836,586	$7,957	4,350,478	$16,373

	Redeemable Convertible Preferred Stock
	Series D		Series E
	Shares	Amount	Shares	Amount	Total
Balance, February 1, 2010	2,247,934	$15,923	—	$—	$49,051
Preferred stock cost accretion	—	22	—	—	80

Balance, January 31, 2011	2,247,934	15,945	—	—	49,131
Repurchase and cancellation of preferred stock	(21,074)	(150)	—	—	(625)
Issuance of Series E preferred stock, net of offering costs	—	—	1,553,393	19,882	19,882
Preferred stock cost accretion	—	8	—	—	22

Balance, January 31, 2012	2,226,860	$15,803	1,553,393	$19,882	$68,410

        There was no change in preferred stock during the year ended January 31, 2013. On April 17, 2013, upon the closing of our IPO, all outstanding shares of redeemable convertible preferred stock were automatically converted to 14,335,869 shares of common stock.

        As of January 31, 2013, the Series A-1, Series B, Series C, Series D, and Series E preferred stock (collectively, the preferred stock) had the following characteristics in accordance with our amended and restated certificate of incorporation. As of January 31, 2012, the preferred stock is no longer accreted to its aggregate liquidation value as redemption is not considered probable.

i) Conversion

  Optional Conversion

        Each share of preferred stock may, at the option of the holder, be converted at any time into the number of fully paid, nonassessable shares of common stock determined by the applicable conversion rate, as described more fully below.

  Automatic Conversion

        Each share of preferred stock automatically converts into common stock at the then effective and applicable conversion rate (1) at any time upon the affirmative election of the holders of at least 55% of the preferred stock; provided that if the automatic conversion is in connection with a Liquidation Event (as defined in our amended and restated certificate of incorporation to include certain asset transfers, acquisitions or mergers) in which the proceeds to the holders of Series E preferred stock as holders of common stock (after such an automatic conversion) would be less in the aggregate than the proceeds the holders of Series E preferred stock would receive in such Liquidation Event as holders of Series E preferred stock (and assuming no such automatic conversion), then the Series E preferred stockholders will receive in such an automatic conversion the applicable number of shares of Common Stock as would be distributable to the holders of Series E preferred stock in the Liquidation Event had the automatic conversion not occurred; or (2) immediately upon the closing of a firmly underwritten public offering with aggregate gross proceeds of at least $40.0 million at a price per share of at least $16.48 (as adjusted for stock splits, stock dividends, recapitalizations, and the like).

        Each share of preferred stock is convertible, as described above, into the number of fully paid and nonassessable shares of common stock at a conversion rate determined by dividing the applicable original issue price per share by the applicable conversion price per share at the time of conversion. The per share conversion price is subject to certain antidilution and adjustment provisions. The original issue price per share of the Series A-1, Series B, Series C, Series D, and Series E preferred stock is $2.50, $2.82, $3.77, $7.12, and $12.88, respectively. As of January 31, 2013, the split adjusted issue price was equal to the conversion price; therefore, the rate at which each share converted into common stock at such times was one-for-one.

ii) Voting Rights

        All shares of preferred stock generally have the same voting rights as common stock. The holders of preferred stock are entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for vote. Each holder of preferred stock is entitled to the number of votes equal to the number of shares of common stock into which each share of preferred stock is convertible immediately after the close of business on the record date, or the effective date of such written consent, as applicable.

        For so long as at least 100,000 shares of preferred stock (as adjusted for stock dividends, combinations, splits, recapitalizations, and the like) remain outstanding, the vote or consent of the holders of at least 55% of outstanding preferred stock voting as a single class on an as-converted basis shall be necessary for effecting or validating: (i) any change or waiver of the amended and restated certificate of incorporation or the bylaws that changes the voting or other rights of the holders of preferred stock; (ii) any action or event that alters or changes the voting or other powers, preferences, or other special rights, privileges, or restrictions of the preferred stock; (iii) any increase or decrease in the authorized number of shares of common or preferred stock; (iv) authorization of any new class of stock or securities ranking on parity with or senior to the then outstanding shares of preferred stock; (v) any redemption, repurchase, payment of dividends, or other purchase or distributions with respect to common stock, subject to certain limited exceptions; (vi) the consummation of any Liquidation Event; (vii) any declaration or payment of a dividend; (viii) the incurrence of any indebtedness in excess of $500,000; (ix) any issuance of securities of any subsidiary of us to anyone other than us; (x) any voluntary dissolution or liquidation of us; (xi) any increase or decrease in the authorized number of members of the Board of Directors; or (xii) permitting any of our subsidiaries to effect any of the foregoing actions.

        For so long as at least 100,000 shares of Series D preferred stock (as adjusted for stock dividends, combinations, splits, recapitalizations, and the like) remain outstanding, in addition to any other vote or consent required under the terms of the preferred stock or by law, the vote or written consent of the holders of at least 55% of the outstanding Series D preferred stock voting together as a single class shall be required for effecting or validating: (i) any change or waiver of the amended and restated certificate of incorporation or the bylaws that changes the voting or other rights of the holders of the Series D preferred stock; (ii) any action or event that alters or changes the voting or other powers, preferences, or other special rights, privileges, or restrictions of the Series D preferred stock; or (iii) any increase or decrease in the authorized number of shares of Series D preferred stock.

        For so long as at least 100,000 shares of Series E preferred stock (as adjusted for stock dividends, combinations, splits, recapitalizations, and the like) remain outstanding, in addition to any other vote or consent required under the terms of the preferred stock or by law, the vote or written consent of the holders of at least 60% of the outstanding Series E preferred stock voting together as a single class shall be required for effecting or validating: (i) any change or waiver of the amended and restated certificate of incorporation or the bylaws that changes the voting or other rights of the holders of the Series E preferred stock; (ii) any action or event that alters or changes the voting or other powers, preferences, or other special rights, privileges, or restrictions of the Series E preferred stock; (iii) any increase or decrease in the authorized number of shares of Series E preferred stock; (iv) amending any of the foregoing rights held by the Series E preferred stock; or (v) permitting any of our subsidiaries to effect any of the foregoing actions.

        The holders of the preferred stock, voting as a separate class, are entitled to elect, and consequently remove, four of the seven members of the Board of Directors. The holders of common stock, voting as a separate class, are entitled to elect, and consequently remove, one member of the Board of Directors. The holders of common stock and preferred stock, voting together as a single class on an as-converted basis, are entitled to elect all remaining members of the Board of Directors.

iii) Dividends

        The holders of preferred stock are entitled to receive noncumulative dividends out of any funds legally available in preference to any common stock at a rate of 8% of the original issue price per annum on each outstanding share of preferred stock, when and if declared by the Board of Directors. In the event dividends are paid on common stock, we will pay an additional dividend equal to that paid on common stock on all outstanding shares of preferred stock on an as-converted basis. Through January 31, 2013, no dividends have been declared or paid on our preferred stock or common stock.

iv) Liquidation Preferences

        In the event of any liquidation, dissolution, or winding up of us, either voluntary or involuntary, or any Acquisition or Asset Transfer (as defined in our amended and restated certificate of incorporation), the holders of Series E preferred stock will be entitled to receive on a pari passu basis, prior to and in preference to any distribution of any assets of ours to the holders of Series A-1, Series B, Series C or Series D preferred stock, or common stock, an amount equal to the applicable original purchase price (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like) plus all declared and unpaid dividends on such preferred stock, if any. If, upon the occurrence of such event, the assets and funds available for distribution among the holders of Series E preferred stock are insufficient to make the payment of these preferential amounts in full, the entire assets and funds legally available for distribution will be distributed ratably among the holders of the Series E preferred stock in proportion to the full amounts to which they would otherwise be respectively entitled for such Series E preferred stock. After completion of the distribution to the Series E preferred stockholders, the holders of Series D preferred stock will be entitled to receive on a pari passu basis, prior to and in preference to any distribution of any assets of ours to the holders of Series A-1, Series B or Series C preferred stock, or common stock, an amount equal to the applicable original purchase price (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like) plus all declared and unpaid dividends on such preferred stock, if any. If, upon the occurrence of such event, the assets and funds available for distribution among the holders of Series D preferred stock are insufficient to make the payment of these preferential amounts in full, the entire assets and funds legally available for distribution will be distributed ratably among the holders of the Series D preferred stock in proportion to the full amounts to which they would otherwise be respectively entitled for such Series D preferred stock. After completion of distribution to the Series E and D preferred stockholders, the remaining assets of ours will be distributed ratably to the holders of the Series C preferred stock, Series B preferred stock, and Series A-1 preferred stock on a pari passu basis, prior to and in preference to any distribution of any assets of ours to the holders of common stock, an amount equal to the applicable original purchase price (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like) plus all declared and unpaid dividends on such preferred stock, if any. If, upon the occurrence of such event, the assets and funds available for distribution among the holders of Series A-1, Series B and Series C preferred stock are insufficient to make the payment of these preferential amounts in full, the entire assets and funds legally available for distribution will be distributed ratably among the holders of the Series A-1, Series B and Series C preferred stock in proportion to the full amounts to which they would otherwise be respectively entitled for such shares of preferred stock. After completion of the foregoing preferential distribution to the preferred stock, the remaining assets of ours will be distributed ratably to the holders of the common stock and preferred stock on an as-converted to common stock basis.